Shareholder Fees {- Fidelity® SAI U.S. Large Cap Index Fund}	Sep. 29, 2020 USD ($)
07.31 Fidelity SAI U.S. Large Cap Index Fund PRO-08 | Fidelity® SAI U.S. Large Cap Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none